SIGNIFICANT ACCOUNTING POLICIES - Schedule of significant changes in the deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 57,497	$ 55,730
Revenue recognized	(42,691)	(26,586)
Increase in deferred revenues	43,134	28,353
Balance at the end of the year	57,940	57,497
Less - current portion at the end of the year	(38,243)	(38,438)
Long-term portion at the end of the year	$ 19,697	$ 19,059